17010636

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

OCT 11 2017

Washington, DC 20549

001-38238

CERTINAS

Electronic Mail Only

October 10th, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 10th, 2017 The Nasdaq Stock Market (the "Exchange") received from Restoration Robotics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.0001 par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery